Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating cash flows:
Net income before non-controlling interests	$ 1,512	$ 1,795	$ 1,636
Adjustments to reconcile net income to cash provided by operations:
Depreciation and amortization of fixed assets and capitalized software	312	308	314
Amortization of intangible assets	169	130	109
Adjustments and payments related to contingent consideration liability	(24)	(33)	11
Gain on deconsolidation of entity	0	(11)	0
Provision for deferred income taxes	396	68	178
Gain on investments	(15)	0	(38)
Loss (Gain) on disposition of assets	10	6	(13)
Share-based compensation expense	149	109	88
Changes in assets and liabilities:
Net receivables	(454)	(154)	(52)
Other current assets	(3)	(9)	3
Other assets	(199)	34	(10)
Accounts payable and accrued liabilities	87	55	(125)
Accrued compensation and employee benefits	63	2	23
Accrued income taxes	37	(21)	(15)
Contributions to pension and other benefit plans in excess of current year expense/credit	(457)	(279)	(231)
Other liabilities	406	(97)	(60)
Effect of exchange rate changes	(96)	104	70
Net cash provided by operations	1,893	2,007	1,888
Financing cash flows:
Purchase of treasury shares	(900)	(800)	(1,400)
Net increase in commercial paper	0	50	0
Proceeds from issuance of debt	987	347	1,091
Repayments of debt	(315)	(12)	(61)
Shares withheld for taxes on vested units – treasury shares	(49)	(39)	(49)
Issuance of common stock from treasury shares	166	188	224
Payments of deferred and contingent consideration for acquisitions	(136)	(98)	(49)
Distributions of non-controlling interests	(22)	(21)	(30)
Dividends paid	(740)	(682)	(632)
Net cash used for financing activities	(1,009)	(1,067)	(906)
Investing cash flows:
Capital expenditures	(302)	(253)	(325)
Net (purchases) sales of long-term investments	(13)	2	(65)
Proceeds from sales of fixed assets	8	4	2
Dispositions	0	0	71
Acquisitions	(655)	(813)	(952)
Other, net	6	4	4
Net cash used for investing activities	(956)	(1,056)	(1,265)
Effect of exchange rate changes on cash and cash equivalents	251	(232)	(301)
Increase (decrease) in cash and cash equivalents	179	(348)	(584)
Cash and cash equivalents at beginning of year	1,026	1,374	1,958
Cash and cash equivalents at end of year	$ 1,205	$ 1,026	$ 1,374